Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 48,244	$ 21,866
Restricted cash	8,109	8,050
Accounts receivable trade, net	871	404
Inventories	1,634	1,693
Prepaid expenses	3,444	3,528
Other current assets	1,950	2,113
Intangible assets	1,493	973
Foreign exchange forward contract	46	0
Total current assets	74,891	45,898
Fixed assets:
Vessels, net	506,542	484,492
Vessels under construction	118	0
Advances for vessel acquisition	0	3,700
Other fixed assets, net	160	267
Total fixed assets	506,820	488,459
Other non-current assets:
Deferred charges and other investments, non-current	17,426	6,127
Intangible assets, non-current	67	60
Restricted cash, non-current	6,300	5,000
Operating lease, right-of-use asset	214	282
Investment in equity securities	830	0
Other non-current assets	31	27
TOTAL ASSETS	606,579	545,853
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs and debt discounts of $1,963 and $1,627, respectively	54,940	37,401
Trade accounts and other payables	13,123	7,112
Accrued liabilities	12,222	9,626
Operating lease liability, current	98	93
Deferred revenue	4,934	2,094
Other current liabilities	2,745	5,297
Total current liabilities	88,062	61,623
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs and debt discounts of $1,835 and $2,237, respectively	235,220	220,186
Operating lease liability, non-current	116	189
Deferred revenue, non-current	0	67
Other liabilities, non-current	1,798	1,609
Total liabilities	325,196	283,674
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; 20,000 and 20,000 shares issued and outstanding as at December 31, 2025 and 2024, respectively	0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2025 and 2024; 21,114,098 and 20,374,165 shares issued and outstanding as at December 31, 2025 and 2024, respectively	2	2
Additional paid-in capital	600,845	595,947
Accumulated deficit	(319,464)	(333,770)
Total stockholders' equity	281,383	262,179
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	606,579	545,853
Related Party [Member]
Current assets:
Due from related parties	$ 9,100	$ 7,271